Financial Instruments and Derivatives - Commodity Price Risk (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable percent	10.00%	10.00%
Possible change in risk variable percent	10.00%	10.00%
Commodity price risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable percent	10.00%	10.00%
Possible change in risk variable percent	10.00%	10.00%
Commodity price risk | Commodity Price, Crude Oil
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible increase in risk variable, impact on pre-tax earnings	$ (73.7)	$ (117.1)
Possible decrease in risk variable, impact on pre-tax earnings	72.6	104.2
Commodity price risk | Commodity Price, Natural Gas
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible increase in risk variable, impact on pre-tax earnings	(1.8)	0.0
Possible decrease in risk variable, impact on pre-tax earnings	1.8	0.0
Commodity price risk | Differential, Crude Oil
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible increase in risk variable, impact on pre-tax earnings	0.1	0.0
Possible decrease in risk variable, impact on pre-tax earnings	$ (0.1)	$ 0.0